Non-current Financial Assets and Other Non-current Assets - Summary of Non-current Financial Assets and Other Non-current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Categories of non-current financial assets [abstract]
Deposit	$ 969	$ 996
Restricted cash	2,160	2,320
Other financial assets	1,594	1,773
Non current financial assets	4,723	5,088
Research tax credit	22,734	20,025
Other non-current assets	$ 22,734	$ 20,025